OTHER RECEIVABLES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Other Receivable [Abstract]
Other Receivables Disclosure [Text Block]
9.	OTHER RECEIVABLES

	September 30, 2014	December 31, 2013

Advanced to employees	$277,298	$109,278
Advanced to suppliers	7,552,844	3,673,494
Advanced to subcontractors and suppliers of new prawn project in Zhongshan	8,645,366	-
	$16,475,508	$3,782,772

Advanced to employees and suppliers are unsecured, interest free and repayable within two years.

10. OTHER RECEIVABLES
	2013	2012

Cash advance paid as consideration to acquire investments	$-	$4,657,728
Advanced to employees	109,278	166,722
Advanced to suppliers	3,673,493	205,088
Miscellaneous		924,710
	$3,782,771	$5,954,248

Cash advances paid as consideration to acquire investments represent deposits made for potential future investments. These payments are temporary and refundable because the projects development of respective entities have not been fully completed so as to provide full details of information to allow us to complete accurate feasibility analysis. Advanced to employees and suppliers are unsecured, interest free and without fixed term of repayment.